Prepaid expenses and accrued income (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid expenses and accrued income
Schedule of prepaid expenses and accrued income

Non-current

EURm	2019	2018
R&D tax credits and other indirect tax receivables	156	155
Deposits	58	56
Other	78	97
Total	292	308

Current

EURm	2019	2018
Social security, R&D tax credits, VAT and other indirect taxes	543	514
Divestment-related receivables	33	67
Deposits	20	35
Other	312	408
Total	908	1 024